Subsequent Events (Details Narrative) - HubPages, Inc. [Member] - Subsequent Event [Member]	Aug. 23, 2018 USD ($)
Payments to related party advances	$ 10,000,000
Number of restricted common shares issued	2,399,997
Payment retention bonuses to employees	$ 245,000